Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA) - Warrants issued to investors narrative (Details) - EUR (€) € / shares in Units, € in Thousands			12 Months Ended
	Apr. 14, 2023	Jun. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Exercise price per share			€ 0.56
Proceeds from exercise of warrants			€ 2,146	€ 6	€ 742
Par value per share			€ 0.002
Share Subscription Warrants
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Number of warrants exercised			3,314,896	22,902
BSA 2021 | Share Subscription Warrants
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Granted		398,476
Warrant subscription (per share) price		€ 0.0048
Exercise price per share		€ 0.0967
Shares called per warrant		1
Par value per share		€ 1
BSA 2021 | Share Subscription Warrants | Tranche one
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants of exercisable		33.33%
BSA 2021 | Share Subscription Warrants | Tranche two
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants of exercisable		33.33%
BSA 2021 | Share Subscription Warrants | Tranche three
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants of exercisable		33.33%
BSA 2022 | Share Subscription Warrants | Tranche one
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants of exercisable	33.33%
BSA 2022 | Share Subscription Warrants | Tranche two
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants of exercisable	33.33%
BSA 2022 | Share Subscription Warrants | Tranche three
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants of exercisable	33.33%
BSA 2022 | Share Subscription Warrants | CEO
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Granted	927,333
Warrant subscription (per share) price	€ 0.0027
Exercise price per share	€ 0.0544
Shares called per warrant	1
Par value per share	€ 1
BSA 2023-07 | Share Subscription Warrants
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Granted			1,333,334
Exercise price per share			€ 2.67
Potential new shares			133,333,400
Number of warrants exercised			0
Term of warrants (in years)			3 years
BSAR 2023-11
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Number of warrants exercised			2,477,006
BSAR 2023-11 | Share Subscription Warrants
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Granted			210,733,954
Exercise price per share			€ 0.012
Shares called per warrant			1
Number of warrants exercised			2,477,006